SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about supplemental cash flow [Table Text Block]

		Year Ended December 31,
	Note	2017	2016
Adjustments to reconcile net earnings to operating cash flows before movements in working capital and taxes:
Loss (gain) from silver futures derivatives and marketable securities	13	$2,600	($6,281)
Loss on fair value adjustment on prepayment facilities		—	586
Unrealized foreign exchange gain and other		(2,457)	(5,239)
		$143	($10,934)
Net change in non-cash working capital items:
(Increase) decrease in trade and other receivables		($3,889)	$7,362
Decrease in inventories		2,646	2,828
(Increase) decrease in prepaid expenses and other		(743)	638
Decrease in income taxes payable		(4,081)	(4,903)
Increase (decrease) in trade and other payables		1,648	(8,469)
		($4,419)	($2,544)

		Year Ended December 31,
		2017	2016
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon exercise of options		$1,867	$5,248
Acquisition of mining interests		(500)	(500)
Assets acquired by finance lease		—	(1,475)
Settlement of liabilities		—	(253)
		$1,367	$3,020